Fair Value Measurements - Recurring Basis (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Measurements
Asset transfers out of Level 1 into Level 2	$ 0	$ 0
Asset transfers out of Level 2 into Level 1	0	0
Asset transfers into (out of) Level 3	0	0
Liability transfers out of Level 1 into Level 2	0	0
Liability transfers out of Level 2 into Level 1	0	0
Liability transfers into (out of) Level 3	0	0
Recurring
Financial Assets:
Commodity derivative assets	532	71,791	$ 45,901
Financial Liabilities:
Commodity derivative liabilities	28,503
Recurring | Level 2
Financial Assets:
Commodity derivative assets	532	$ 71,791	$ 45,901
Financial Liabilities:
Commodity derivative liabilities	$ 28,503